Summary of Principal Accounting Policies - Accounts Receivable (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable
Recorded allowance for doubtful accounts for the year	¥ 6.4	¥ 19.7	¥ 0.0